Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued Expenses and Other Current Liabilities
Accrued advertising expense		¥ 511,394	¥ 193,785
Accrued shipping and handling expenses		624,699	1,032,123
Accrued payroll		649,301	425,102
Social benefit provision		58,166	60,911
Deposits from delivery service providers		152,494	93,629
Other tax payable		69,336	38,264
Income tax payable		275,114	216,770
VAT tax payable		258,221	289,633
Accrued rental expenses		64,829	58,276
Accrued administrative expenses		170,708	52,672
Amounts received on behalf of third-party merchants		302,486	388,388
Payables for repurchase of ordinary shares (Note 21)			194,514
Interest payable		18,529	17,385
Others		167,322	43,170
Total	$ 478,554	¥ 3,322,599	¥ 3,104,622